Related Party Transactions - Additional Information (Details) - Consulting Arrangements - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Raniere Consulting LLC
Related Party Transactions Details [Line Items]
Consulting expenses		$ 26,500
Two Of The Current Executive Officers As Consultants [Member] | Accounts Payable Current [Member]
Related Party Transactions Details [Line Items]
Expenses incurred	$ 100,000
A Former Member Of Scientific Advisory Board Who Has Became A Member Of Board Of Director [Member] | Accounts Payable Current [Member]
Related Party Transactions Details [Line Items]
Expenses incurred	700
General and Administrative Expense | Two Of The Current Executive Officers As Consultants [Member]
Related Party Transactions Details [Line Items]
Related party transaction, Amounts of transaction	100,000
General and Administrative Expense | A Former Member Of Scientific Advisory Board Who Has Became A Member Of Board Of Director [Member]
Related Party Transactions Details [Line Items]
Expenses incurred	$ 5,000